Acquisition of Petrogas Energy Corporation - Schedule of Final Purchase Price Allocation (Details) - CAD ($) $ in Millions		12 Months Ended
	Dec. 15, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition
Gain on re-measurement of previously held interest		$ 22	$ 0
Less: Fair value assigned to net assets
Goodwill		$ 5,039	$ 3,942	$ 4,068
Petrogas Energy Corporation
Business Acquisition
Acquisition date fair value	$ 631
Less: Carrying value of previously held interest in AIJVLP	(609)
Gain on re-measurement of previously held interest	22
Purchase consideration for an additional 37 percent of Petrogas	715
Deemed settlement of intercompany debt	120
Less: Fair value assigned to net assets
Current assets	536
Property, plant and equipment	523
Intangible assets	10
Operating right-of-use assets	192
Long-term investments and other assets	4
Investments accounted for by the equity method	125
Current liabilities	(363)
Long-term debt	(53)
Asset retirement obligations	(13)
Deferred income taxes	(21)
Operating lease liabilities	(152)
Other long-term liabilities	(26)
Fair value of net assets acquired	762
Fair value of AIJVLP's non-controlling interest in Petrogas on the acquisition date	467
Goodwill	$ 1,171
Previous ownership percentage	37.00%